Goodwill	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
Changes in the carrying amount of goodwill are as follows:

	Integrated Solutions and Services	Applied Product Technologies	Total
Balance at September 30, 2016	$87,688	$179,955	$267,643
Business combinations	48,838	3,566	52,404
Measurement period adjustment	—	(301)	(301)
Foreign currency translation	1,655	512	2,167
Balance at September 30, 2017	138,181	183,732	321,913
Business combinations and divestitures	88,080	4,192	92,272
Measurement period adjustment	(404)	(311)	(715)
Foreign currency translation	(1,487)	(637)	(2,124)
Balance at September 30, 2018	$224,370	$186,976	$411,346

As of September 30, 2018 and 2017, $147,861 and $139,581, respectively, of goodwill is deductible for tax purposes.
The Company reviewed the recoverability of the carrying value of goodwill of its reporting units. As the fair value of the Company’s reporting units was determined to be in excess of the carrying values at July 1, 2018 and 2017, no further analysis was performed.